Definite-Lived Intangible Assets, Net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets, Net [Abstract]
Summary of Definite Lived Intangible Assets Net
Intangible Assets, net as of June 30, 2021 and December 31, 2020, consist of the following (
in thousands
):

	June 30, 2021
	Carrying Amount	Accumulated Amortization	Net Amount
Trade names	$10,372	$(2,669)	$7,703
Foreign currency translation adjustment	341	(9)	332

Intangible Assets, Net	$10,713	$(2,678)	$8,035

	December 31, 2020
	Carrying Amount	Accumulated Amortization	Net Amount
Trade names	$10,372	$(2,099)	$8,273
Foreign currency translation adjustment	295	(34)	$261

Intangible Assets, Net	$10,667	$(2,133)	$8,534

Trade-names as of December 31, 2020, and 2019, consist of the following
(in thousands)
:

	December 31, 2020
	Carrying Amount	Accumulated Amortization	Net Amount
Trade names	$10,372	$(2,099)	$8,273
Foreign currency translation adjustment	295	(34)	261

Intangible Assets, Net	$10,667	$(2,133)	$8,534

	December 31, 2019
	Carrying Amount	Accumulated Amortization	Net Amount
Trade names	$10,372	$(1,053)	$9,319
Foreign currency translation adjustment	162	—	162

Intangible Assets, Net	$10,534	$(1,053)	$9,481